12. DERIVATIVE LIABILITY - WARRANTS	12 Months Ended
Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
12. DERIVATIVE LIABILITY - WARRANTS

The fair value of 5,853,530 investor and 93,000 broker warrants issued, under which an aggregate of the 5,946,530 shares of the Company’s common stock may be purchased in connection with the PPO, totaled $570,268, of which $558,996 related to Investor Warrants and $11,272 related to Broker Warrants.

The Company uses a Monte Carlo simulation to estimate the fair value of the warrants. In order to estimate the fair value of the anti-dilution feature, the Company estimated the potential impact of future financing needs on the warrants. A Monte Carlo simulation is a method used to iteratively calculate the value of the warrants using simulated stock price paths over the life of the warrants. A summary of the assumptions used to estimate the fair value of the warrants including the anti-dilution feature as of December 31, 2014 and December 31, 2013 is as follows:

	December 31,	December 31,
	2014	2013
Investor Warrants
Implied starting stock price	$0.40	$0.42
Volatility	50%	55%
Drift	0.64%-0.84%	0.75%
Exercise price	$0.75	$0.75
Minimum exercise price	$0.01	$0.01
Warrant shares	5,853,530	3,098,736
Event date	January 31, 2015	September 30, 2014
Maturity	December 5, 2016 – May 20, 2017	December 5, 2016
Shares outstanding	33,182,100	34,268,736

	December 31,	December 31,
	2014	2013
Broker Warrants
Implied starting stock price	$0.40	$0.42
Volatility	50%	55%
Drift	0.64%-0.71%	0.75%
Exercise price	$0.50	$0.50
Minimum exercise price	$0.01	$0.01
Warrant shares	93,000	77,500
Event date	January 31, 2015	September 30, 2014
Maturity	December 5, 2016- February 5, 2017	December 5, 2016
Shares outstanding	33,182,100	34,268,736

The fair value of the warrants issued was recorded in accordance with FASB ASC Topic 815-40, Contracts in Entity’s Own Equity. Accordingly, the Company determined that the fair value of the warrants represented a liability because the warrants have an anti-dilution restriction. The fair value of the warrants is recalculated each reporting period with the change in value taken as other income or expense in theConsolidated Statements of Operations.

As of December 5, 2014, the anti-dilution provision on the warrants issued December 5, 2013 expired resulting in the reclassification of the December 2013 warrants into equity.  As of December 31, 2014, the fair value of the warrants included in additional paid in capital is $123,569.

The following table summarizes the activity in Derivative liability- warrants within long term liabilities for the period indicated:

			Year Ended December 31, 2014
	December 31, 2013 Fair Value of Warrant Liability	Fair Value of Warrants Issued	Change in Fair value of Warrant Liabilities	Reclassification of Warrants to Equity at December, 31, 2014	December 31, 2014 Fair Value of Warrant Liability
Investor Warrants	$294,298	$262,521	$(287,723)	$(117,333)	$151,763
Broker Warrants	9,364	1,854	(3,939)	(6,236)	1,391
Total	$303,662	$264,375	$(291,662)	$(123,569)	$153,154